UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2007

USAA
EAGLE
LOGO (R)


                      USAA VIRGINIA MONEY MARKET FUND Fund


                      1ST QUARTER Portfolio of Investments


                                 June 30, 2007

                                                                      (Form N-Q)

48503-0807                                    (C)2007, USAA. All rights reserved
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                         of INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)



CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

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USAA VIRGINIA MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)




(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank N.V., Bank of America, N.A., Bank of New York, Bear Stearns & Co., Inc., Branch Banking & Trust Co., Citibank, N.A., Citigroup, Inc., Deutsche Postbank, JPMorgan Chase Bank, N.A., JPMorgan Chase & Co., Merrill Lynch & Co., Inc., Morgan Stanley, Svenska Handelsbanken AB, U.S. Bank, N.A., Wachovia Bank, N.A., Wells Fargo Bank, N.A., or Wells Fargo & Co.

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Merrill Lynch & Co., Inc., or National Rural Utility Corp.

(INS)     Principal and interest  payments are insured by one of the  following:
          AMBAC Assurance Corp., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
BAN        Bond Anticipation Note
CP         Commercial Paper
EDA        Economic Development Authority
GO         General Obligation
IDA        Industrial Development Authority/Agency
PCRB       Pollution Control Revenue Bond
P-FLOAT    Puttable Floating Option Tax-Exempt Receipts
PRE        Prerefunded to a date prior to maturity
PUTTER     Puttable Tax-Exempt Receipts
RB         Revenue Bond
ROC        Reset Option Certificates

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  P O R T F O L I O
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                      of INVESTMENTS (in thousands)


USAA VIRGINIA MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL
   AMOUNT   SECURITY                                                        RATE          MATURITY           VALUE
 -----------------------------------------------------------------------------------------------------------------

            VARIABLE-RATE DEMAND NOTES (81.8%)
            VIRGINIA (81.1%)
            Alexandria IDA RB,
$   3,000          Series 2005 (INS)(LIQ) (a)                               3.78%       10/01/2030         $ 3,000
    4,800          Series 2006 (INS)(LIQ) (a)                               3.78        10/01/2035           4,800
    3,890   Arlington County GO, Series 2007, P-FLOAT, Series
                   EC-1092 (LIQ) (a)                                        3.81         3/15/2011           3,890
    3,250   Charlottesville IDA RB, Series 2004 (LOC - U.S. Bank,
                   N.A.)                                                    3.83         7/01/2010           3,250
    8,750   Chesterfield County IDA PCRB, Series 1993                       4.25         8/01/2009           8,750
            Chesterfield County IDA RB,
    7,000          Series 1989 (LOC - Wachovia Bank, N.A.)                  3.88         2/01/2008           7,000
    6,995          Series 2003, P-FLOAT, Series PT-3932 (LIQ)(NBGA) (a)     3.78         8/15/2033           6,995
            College Building Auth. RB,
    6,000          Series 2002A, Floater Certificates, Series
                      2001-721 (LIQ) (a)                                    3.79         9/01/2022           6,000
    8,240          Series 2006A, P-FLOAT, Series PZ-161 (LIQ) (a)           3.80         9/01/2028           8,240
   11,135   Commonwealth GO, P-FLOAT, Series EC-1065 (LIQ) (a)              3.81         6/01/2015          11,135
    2,140   Commonwealth Transportation Board Federal Highway
                   Reimbursement Anticipation Notes, Series 2002,
                   Municipal Securities Trust, Series 5033BBT
                   (LIQ) (a)                                                3.78        11/01/2010           2,140
    3,455   Commonwealth Transportation Board RB, Series 1999B,
                   PUTTER, Series 1807B (LIQ)(PRE) (a)                      3.80        11/15/2008           3,455
    1,500   Fairfax County IDA RB, Series 1993A, Floater
                   Certificates, Series 2004-1168 (LIQ) (a)                 3.79         8/15/2023           1,500
    6,105   Fairfax County Sewer RB, Series 2006, PUTTER, Series
                   1605 (LIQ) (a)                                           3.80         7/15/2012           6,105
    2,255   Hampton Roads Regional Jail Auth. RB, PUTTER, Series
                   569 (LIQ)(INS) (a)                                       3.80         7/01/2012           2,255
    7,435   Hanover County IDA Residential Care Facility RB, Series
                   1999 (LOC - Branch Banking & Trust Co.)                  3.77         7/01/2029           7,435
   12,600   Harrisonburg Redevelopment and Housing Auth. RB, Series
                   1985, P-FLOAT, Series MT 323 (LIQ)(NBGA) (a)             3.82         2/01/2026          12,600
    2,950   Henrico County IDA RB, Series 1986C (NBGA)                      3.81         7/15/2016           2,950
    6,495   Henrico County Water and Sewer System RB, Series 2006,
                   ROC Trust II-R, Series 753PB (LIQ)(INS) (a)              3.80         5/01/2031           6,495
    1,840   Norfolk Redevelopment and Housing Auth. RB, Series 1999
                   (LOC - Branch Banking & Trust Co.)                       3.77         3/01/2021           1,840
    1,720   Portsmouth GO, Series 2005A, ROC Trust II-R, Series
                   6054 (LIQ)(INS) (a)                                      3.79         4/01/2021           1,720
            Resources Auth. RB,
    8,995          Series 2004, Municipal Securities Trust
                      Certificates, Series 3077 (LIQ) (a)                   3.78         6/30/2016           8,995

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  P O R T F O L I O
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                      of INVESTMENTS (in thousands)
                      (continued)

USAA VIRGINIA MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL
   AMOUNT   SECURITY                                                        RATE          MATURITY           VALUE
 -----------------------------------------------------------------------------------------------------------------
$   3,965          Series 2007, CRVS Floaters, Series 2007-1006
                      (LIQ) (a)                                             3.78%        4/01/2025         $ 3,965
    2,360          Series 2007, Floater Certificates, Series 1860
                      (LIQ) (a)                                             3.79        10/01/2029           2,360
    3,970          Series 2007, ROC Trust II-R, Series 11010 (LIQ)
                      (a)                                                   3.79        10/01/2023           3,970
    6,495   Richmond IDA Educational Facilities RB, Series 2002
                   (LOC - SunTrust Bank)                                    3.77         7/01/2022           6,495
    3,790   Richmond Public Utility RB, Series 2007A, Floater
                   Certificates, Series 2006-1746 (LIQ)(INS) (a)            3.79         1/15/2037           3,790
    2,285   Rockingham County IDA Residential Care Facility RB,
                   Series 2003 (LOC - Branch Banking & Trust Co.)           3.77        12/01/2033           2,285
    8,615   Stafford County and Staunton IDA RB, Series 2006C,
                   Solar Eclipse, Series 2007-0024 (LIQ)(INS) (a)           3.78         2/01/2015           8,615
    6,400   Tobacco Settlement Financing Corp. RB, Series 2005,
                   P-FLOAT, Series PA-1341 (LIQ)(NBGA) (a)                  3.79         6/01/2037           6,400
    7,575   Univ. of Virginia RB, Series 2005, EAGLE Tax-Exempt
                   Trust, Series 20060017 (LIQ) (a)                         3.80         6/01/2037           7,575
    1,295   Univ. of Virginia RB, ABN AMRO MuniTOPS Certificates
                   Trust, Series 2005-48 (LIQ) (a)                          3.77         6/01/2013           1,295
    7,000   Upper Occoquan Sewer RB, Series 2007A, Austin Trust,
                   Series 123 (LIQ)(INS) (a)                                3.79         7/01/2029           7,000
      500   Virginia Beach Development Auth. RB, Series 2007A,
                   Municipal Securities Trust Certificates, Series
                   3078 (LIQ) (a)                                           3.93         7/09/2015             500
            Winchester IDA RB,
    1,750          Series 2005B (LOC - Branch Banking & Trust Co.)          3.77         1/01/2010           1,750
   10,675          Series 2007, P-FLOAT, Series MT-358 (LIQ) (a)            3.78         1/01/2026          10,675
                                                                                                   ---------------
                                                                                                           187,225
                                                                                                   ---------------
            PUERTO RICO (0.7%)
    1,600   Aqueduct and Sewer Auth. BAN, Series 2007B, ROC Trust
                   II-R, Series 10001CE (LIQ)(LOC - Citigroup, Inc.)
                   (a)                                                      3.79        12/27/2008           1,600
                                                                                                   ---------------
            Total Variable-Rate Demand Notes (cost: $188,825)                                              188,825
                                                                                                   ---------------


            PUT BONDS (8.0%)

            VIRGINIA (6.9%)

    2,000   Louisa IDA PCRB, Series 1984                                    4.01        12/01/2008           2,000
            Peninsula Ports Auth. RB,
    6,500          Series 1987-A (LOC - Citibank, N.A.)                     3.75         7/01/2016           6,500

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  P O R T F O L I O
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                      of INVESTMENTS (in thousands)
                      (continued)

USAA VIRGINIA MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL
   AMOUNT   SECURITY                                                        RATE          MATURITY           VALUE
 -----------------------------------------------------------------------------------------------------------------
$   3,500          Series 1987-A (LOC - Citibank, N.A.)                     3.80%        7/01/2016         $ 3,500
    1,370   Prince William County IDA RB, Series 1992 (LOC -
                   Deutsche Bank Trust Co.)                                 3.85         9/01/2007           1,370
    2,570   Richmond IDA RB, Series 1987A (LOC - Wachovia Bank,
                   N.A.)                                                    3.75         8/15/2015           2,570
                                                                                                   ---------------
                                                                                                            15,940
                                                                                                   ---------------
            PUERTO RICO (1.1%)

    2,500   Industrial, Medical and Environmental Pollution Control
                 Facilities Financing Auth. RB, Series 1983A                3.95         3/01/2023           2,500
                                                                                                   ---------------
            Total Put Bonds (cost: $18,440)                                                                 18,440
                                                                                                   ---------------

            FIXED-RATE INSTRUMENTS (7.1%)

            VIRGINIA (4.5%)

      500   Fredericksburg EDA RB, Series 2007                              5.00         6/15/2008             504
    8,000   Norfolk IDA CP                                                  3.74         9/07/2007           8,000
      620   Prince William County GO, Series 2007                           4.00         5/01/2008             621
    1,330   Public Building Auth. RB, Series 2000A                          5.75         8/01/2007           1,333
                                                                                                   ---------------
                                                                                                            10,458
                                                                                                   ---------------
           PUERTO RICO (2.6%)

    6,000  Electric Power Auth. RB, Series W (INS)                          7.00         7/01/2007           6,000
                                                                                                   ---------------
           Total Fixed-Rate Instruments(cost: $16,458)                                                      16,458
                                                                                                   ---------------


           TOTAL INVESTMENTS (COST: $223,723)                                                      $       223,723
                                                                                                   ===============

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USAA VIRGINIA MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)



GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. As of June 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $230,984,000 at June 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.


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                   to Portfolio of INVESTMENTS
                   (continued)

USAA VIRGINIA MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)



SPECIFIC NOTES
(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended JUNE 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 27, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 29, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    AUGUST 28, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.